Finance and Operating Lease_Total Lease Investment And The Present Value Of Minimum Lease Payments(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Finance Lease By Lessor Abstract [Abstract]
Total lease investment	₩ 1,985,022	₩ 1,659,166
Present value of minimum lease payment	1,772,664	1,482,824
Unearned interest income	212,358	176,342
Disclosure Of Operating Lease By Lessor Abstract [Abstract]
Minimum lease receipts	821,017	720,529
Within 1 year
Disclosure Of Finance Lease By Lessor Abstract [Abstract]
Total lease investment	654,412	562,552
Present value of minimum lease payment	557,188	478,312
Disclosure Of Operating Lease By Lessor Abstract [Abstract]
Minimum lease receipts	163,203	129,870
1~5 years
Disclosure Of Finance Lease By Lessor Abstract [Abstract]
Total lease investment	1,330,610	1,096,614
Present value of minimum lease payment	1,215,476	1,004,512
Disclosure Of Operating Lease By Lessor Abstract [Abstract]
Minimum lease receipts	375,344	277,377
Over 5 years
Disclosure Of Operating Lease By Lessor Abstract [Abstract]
Minimum lease receipts	₩ 282,470	₩ 313,282